Defiance R2000 Enhanced Options Income ETF
Schedule of Investments
as of November 30, 2023 (Unaudited)

U.S. TREASURY OBLIGATIONS - 49.6%	Par	Value
United States Treasury Note/Bond
0.75%, 12/31/2023	$3,673,000	$3,659,005
0.75%, 11/15/2024	3,775,000	3,618,712
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,275,572)		7,277,717

SHORT-TERM INVESTMENTS - 2.7%	Shares
Money Market Funds - 2.7%
First American Government Obligations Fund - Class X, 5.29%(a)	400,928	400,928
TOTAL SHORT-TERM INVESTMENTS (Cost $400,928)		400,928

TOTAL INVESTMENTS - 52.3% (Cost $7,676,500)		$7,678,645
Other Assets in Excess of Liabilities - 47.7%		7,007,548
TOTAL NET ASSETS - 100.0%		$14,686,193

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the annualized seven-day effective yield as of November 30, 2023.

Defiance R2000 Enhanced Options Income ETF
Schedule of Options Written
as of November 30, 2023 (Unaudited)

OPTIONS WRITTEN - (0.7)% (a)	Notional	Contracts	Value
Put Options - (0.7)%
Russell 2000 Index, Expires December 1, 2023 at $1,815.00	$14,653,062	(81)	$(98,010)
Total Put Options			(98,010)
TOTAL OPTIONS WRITTEN (Premiums received $97,927)			(98,010)

(a)	Exchange-traded.

Summary of Fair Value Exposure at November 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2023:

Defiance R2000 Enhanced Options Income ETF
	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$–	$7,277,717	$–	$7,277,717
Money Market Funds	400,928	–	–	400,928
Total Investments	$400,928	$7,277,717	$–	$7,678,645

Investments Sold Short:
Options Written	$(98,010)	$–	$–	$(98,010)
Total Investments Sold Short	$(98,010)	$–	$–	$(98,010)